Financial instruments	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
35.	Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by each category as at March 31, 2019 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	7	2,247,975	-	-	2,247,975	2,247,975
Other assets	9	347,189	-	-	347,189	347,189
Trade receivables	12	10,003,960	-	-	10,003,960	10,003,960
Other receivables	12	69,513	-	-	69,513	69,513
Other investments	14	192,929	-	1,710	194,639	194,639
Liabilities
Bank overdraft	7	1,553,203	-	-	1,553,203	1,553,203
Finance lease liabilities	16	96,879	-	-	96,879	96,879
Other liabilities	18	172,423	-	-	172,423	172,423
Borrowings from banks	19	4,217,112	-	-	4,217,112	4,217,112
Borrowings from others	19	2,441,199	-	-	2,441,199	2,441,199
Trade and other payables	20	7,442,360	-	-	7,442,360	7,442,360
Derivative financial liabilities	20	-	5,066	-	5,066	5,066

The carrying value and fair value of financial instruments by each category as at March 31, 2018 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	7	2,288,121	-	-	2,288,121	2,288,121
Other assets	9	360,378	-	-	360,378	360,378
Trade receivables	12	8,820,579	-	-	8,820,579	8,820,579
Other receivables	12	48,141	-	-	48,141	48,141
Other investments	14	144,008	-	1,710	145,718	145,718
Liabilities
Bank overdraft	7	2,121,537	-	-	2,121,537	2,121,537
Finance lease liabilities	16	185,965	-	-	185,965	185,965
Other liabilities	18	207,046	-	-	207,046	207,046
Borrowings from banks	19	2,021,228	-	-	2,021,228	2,021,228
Borrowings from others	19	1,464,637	-	-	1,464,637	1,464,637
Trade and other payables	20	6,779,018	-	-	6,779,018	6,779,018
Derivative financial liabilities	20	-	1,729	-	1,729	1,729

Details of financial assets hypothecated as collateral
The carrying amount of financial assets as at March 31, 2019 and 2018 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2019	March 31, 2018
Cash and cash equivalents	2,066,625	2,067,397
Other assets	253,696	358,106
Trade receivables	9,882,707	8,713,161
Other receivables	81,777	41,007
	12,284,805	11,179,671

Derivative financial instruments

(a)	Forwards and options
Foreign exchange forward contracts and options are purchased to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss. The counterparties for these contracts are generally banks or financial institutions. The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2019 and 2018.

	As of
	March 31, 2019	March 31, 2018
Forward contracts
In U.S. Dollars (Sell)	-	-
In U.S. Dollars (Buy)	2,637	-

The Company recognized a net loss on the forward contracts of
₹
9,164 (March 31, 2018:
₹
7,479 – Net Loss) for the year ended March 31, 2019.

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2019	March 31, 2018
	(US $)	(US $)
Buy:
Not later than one month	246	-
Later than one month and not later than three months	1,729	-
Later than three months and not later than six months	662	-
Later than six months and not later than one year	-	-

(b)	Cross Currency Swap:

In order to hedge against the variability in foreign currency cash flows, the company has entered into Cross Currency Swap (Principle Only Swap) arrangement with the bank where in, the Company pays fixed US $ and receives Fixed
₹
principal and interest cash flows. The period of the swap contract is co-terminus with the period of the underlying term loan. The Company has designated such derivative at Fair Value through profit or loss and the gains or loss arising on the fair valuation of the said derivative is recognized in the Statement of income.
The Group recognized a net loss on the cross currency swaps of
₹
Nil [March 31, 2018:
₹
7,987 (net loss)] for the year ended March 31, 2019.

(c)	Interest Rate Swap:

During the current year, the Group has entered into Interest Rate Swaps in order to hedge the cash flows arising out of the Interest payments of the underlying US $ term loan. The period of the swap contract is co terminus with the period of the underlying term loan. As per the terms of the arrangement, the Group shall pay fixed rate of interest (ranging from 6.3% p.a. to 6.5% p.a.) and receive variable rate of interest equal to LIBOR + fixed rate (ranging from LIBOR + 3.5% to LIBOR + 4.5%) on notional amount. The swap arrangement is marked to market at the end of every period and gains and losses are recognised in the Statement of Income.

The maturity of these contracts extends till five years. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2019		March 31, 2018
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)
Less than 1 year	106	149	210	283
One to two years	12	18	106	149
Two to three years	-	-	12	18
Three to four years	-	-	-	-
Four to five years	-	-	-	-
Total cash flows	118	167	328	450

Total notional amount outstanding as of March 31, 2019 is US $ 3,163 (March 31, 2018: US $ 5,272)
.

Net loss on account of interest rate swaps amount to
₹
3,838 for the year ended March 31, 2019 (March 31, 2018:
₹
1,560 – net Gain).

Fair value measurements:

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2019			Fair value as of March 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	4,585	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	481	-	-	1,729

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
•	Level 3 – unobservable inputs for the asset or liability

o	Loss on cross currency swaps are valued using present value of cash flows from the swap contract estimated using swap rates calculated from respective countries’ yield curves.

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
Financial assets at amortised cost
Interest income on bank deposits	26,025	25,168	26,463
Interest income from other financial assets	20,289	104,157	96,121
Impairment loss of trade receivables	(536,290)	(370,000)	(383,534)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	1,247	8,365	10,828

Financial liabilities at amortised cost
Interest expenses on lease obligations	(14,747)	(31,169)	(88,138)
Interest expenses on borrowings from banks, others and overdrafts	(617,087)	(381,644)	(255,273)